Trade and other receivables - Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade receivables	€ 8,519	€ 9,520
Receivables from divestments	30	122
Receivables from joint ventures in exploration and production activities	2,637	3,024
Other receivables	1,687	1,435
Total trade and other current receivables	€ 12,873	€ 14,101